NOTE 11 - SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
NOTE 11 - SEGMENTS - Schedule of Operating Activities by Geographic Segment

Three months ended September 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$22,364,201	1,291,688	$(1,719,255)	$21,936,634
Cost of revenue	21,226,541	1,114,388	(1,719,255)	20,621,674
Gross profit	1,137,660	177,300	—	1,314,960

Operating expenses
General and administration	1,089,194	166,953	—	1,256,147

Operating income	48,466	10,347	—	58,813

Other expense	(29,411)	(2,090)	—	(31,501)

Net income	$19,055	$8,257	$—	$27,312

Three months Ended September 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$15,347,282	1,189,230	$(19,773)	$16,516,739
Cost of revenue	14,706,065	989,395	(19,773)	15,675,687
Gross profit	641,217	199,835	—	841,052

Operating expenses
General and administration	738,578	218,617	—	957,195

Operating loss	(97,361)	(18,782)	—	(116,143)

Other income	1,525	3,400	—	4,925

Net loss	$(95,836)	$(15,382)	$—	$(111,218)

Nine months ended September 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$63,898,961	3,554,591	$(2,397,891)	$65,055,661
Cost of revenue	61,838,539	2,969,719	(2,397,891)	62,410,367
Gross profit	2,060,422	584,872	—	2,645,294

Operating expenses
General and administration	2,792,287	597,810	—	3,390,097

Operating loss	(731,865)	(12,938)	—	(744,803)

Other income (expense)	(45,938)	7,865	—	(38,073)

Net loss	$(777,803)	$(5,073)	$—	$(782,876)

Nine months Ended September 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$43,404,674	3,474,215	$(36,172)	$46,842,717
Cost of revenue	42,487,024	3,018,878	(36,172)	45,469,730
Gross profit	917,650	455,337	—	1,372,987

Operating expenses
General and administration	3,077,319	587,154	—	3,664,473

Operating loss	(2,159,669)	(131,817)	—	(2,291,486)

Other income (expense)	(839,316)	18,723	—	(820,593)

Net loss	$(2,998,985)	$(113,094)	$—	$(3,112,079)

Asset Information

The following table shows asset information by geographic segment as of September 30, 2022 and December 31, 2021:

September 30, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,628,559	$1,091,622	$(578,999)	$6,141,182
Non-current assets	$11,660,618	$600,882	$(6,184,562)	$6,076,938
Liabilities
Current liabilities	$1,729,868	$1,619,112	$(578,999)	$2,769,981
Non-current liabilities	$—	$246,473	$—	$246,473

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729